Income taxes - Summary of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments	(0.38%)	(2.53%)	(1.31%)
Tax effect of permanent difference	(15.54%)	(9.03%)	(5.53%)
Effect on tax rates in different tax jurisdiction	(0.50%)	5.18%	(7.30%)
Changes in valuation allowance and others	(8.92%)	(15.84%)	(7.41%)
Effective tax rate	(0.34%)	2.78%	3.45%